Debt and Capital Lease Obligations, Revolving Credit Facility (Details)		1 Months Ended		12 Months Ended
	Apr. 01, 2016 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) quarter renewal		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Oct. 31, 2015 USD ($)
Credit Facilities (Textual)
Borrowings under the Revolver				$ 200,000,000	[1]	$ 0	[2]	$ 0	[2]
Line of Credit [Member] | Revolving Credit Facility [Member]
Credit Facilities (Textual)
Line of credit facility, expiration date				Nov. 20, 2020
Line of credit facility, maximum borrowing capacity				$ 750,000,000						$ 300,000,000
Debt issuance cost, Revolver				2,300,000
Line of credit facility, accordion feature, higher borrowing capacity option				$ 1,000,000,000
Number of renewal options, Revolver | renewal				2
Duration of renewal option, debt and capital lease obligations				1 year
Number of prior quarterly reporting periods used for total debt to EBITDA ratio | quarter				4
Borrowings under the Revolver			$ 200,000,000			0		0
Repayment on the Revolver		$ 25,000,000				0		$ 0
Line of credit facility, interest rate, at period end				1.50%
Line of credit facility, amount outstanding				$ 175,000,000		0
Line of Credit [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Credit Facilities (Textual)
Borrowings under the Revolver	$ 139,000,000
Line of credit facility, interest rate, at period end	1.6875%
Line of Credit [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Credit Facilities (Textual)
Covenant ratio of total debt to EBITDA per terms of the Revolver				5.0
Covenant ratio of total debt to EBITDA following certain acquisitions per terms of the Revolver				5.5
Line of Credit [Member] | Letter of Credit [Member]
Credit Facilities (Textual)
Line of credit facility, maximum borrowing capacity				$ 100,000,000
Line of credit facility, amount outstanding				$ 0		$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.